Investment in Affiliate (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments In And Advances To Affiliates [Line Items]
Number of shares in affiliate held by the Company	3,437,500	3,437,500
Loss on investment in affiliate	$ 8,840,343	$ 8,620,372	$ 16,985,066
Box Ships Inc.
Investments In And Advances To Affiliates [Line Items]
Percentage of ownership in Box Ships	11.00%	13.60%
Loss on investment in affiliate	$ 8,840,343	$ 8,620,372